Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule of condensed balance sheets
	December 31,	December 31,
	2019	2020
	RMB	RMB
Assets
Cash and cash equivalents	7,192,877	3,315,160
Investments in subsidiaries	392,559,403	392,559,403
Other assets	316,693,899	296,210,723

Total assets	716,446,179	692,085,286

Liabilities and shareholders’ equity

Accrued employee benefits	418,572	97,555
Other operating liabilities	10,988,499	10,508,460

Total liabilities	11,407,071	10,606,015

Ordinary shares (3,800,000,000 shares authorized; 1,371,643,240 shares with USD0.0001 as par value issued as of December 31, 2019 and December 31, 2020)	916,743	916,743
Additional paid-in capital	705,422,445	705,422,445
Retained earnings	(4,430,177)	(7,277,923)
Accumulated other comprehensive income: Foreign currency translation adjustment	3,130,097	(17,581,994)

Total shareholders’ equity	705,039,108	681,479,271

Total liabilities and shareholders’ equity	716,446,179	692,085,286

Schedule of condensed statements of comprehensive income
	2019	2020
	RMB	RMB
Interest and fees income
Interest on deposits with banks	426,672	5,713

Total interest and fees income	426,672	5,713

Other revenue	3,353,216	-

Total non-interest income	3,353,216	-

Total Revenue	3,779,888	5,713

Operating expenses
Employee compensation and benefits	(660,018)	(397,404)
Other expenses	(7,544,375)	(2,456,055)

Total operating expenses	(8,204,393)	(2,853,459)

Income before income tax	(4,424,505)	(2,847,746)
Income tax expense	-	-

Net loss	(4,424,505)	(2,847,746)

Other comprehensive income/(losses)
Foreign currency translation adjustment	5,255,576	(20,712,092)

Comprehensive income/(losses)	831,071	(23,559,838)

Schedule of condensed statements of cash flows
	2019	2020
	RMB	RMB
Cash flows from operating activities:

Net loss	(4,424,505)	(2,847,746)
Other operating assets	(316,693,899)	20,483,176
Other operating liabilities	3,248,087	(801,055)

Net cash (used in)/provided by operating activities	(317,870,317)	16,834,375

Net (decrease)/increase in cash and cash equivalents	(317,870,317)	16,834,375
Cash and cash equivalents at the beginning of year	319,807,618	7,192,877
Effect of exchange rate change on cash and cash equivalents	5,255,576	(20,712,092)

Cash and cash equivalents at the end of year	7,192,877	3,315,160